Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2035 Fund - Fidelity Sustainable Target Date 2035 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604